Consolidated Statements of Changes in Shareholders' Equity - USD ($)	Common Stock [Member]	Additional Paid-in Capital [Member]	AOCI Attributable to Parent [Member]	Retained Earnings [Member]	Total
Balance at Jun. 30, 2023	$ 116,983,425	$ 13,569,281	$ (24,027,317)	$ 3,898,078	$ 110,423,467
Balance, shares at Jun. 30, 2023	49,410,338
Repurchase of ordinary shares	$ (497,659)				(497,659)
Repurchase of ordinary shares, shares	(49,490)
Exercise of performance rights	$ 11,611,515	(11,611,515)
Exercise of performance rights, shares	716,932
Share-based compensation expense		4,073,933			4,073,933
Dividend payment				(1,590,532)	(1,590,532)
Foreign currency translation adjustment			(723,699)		(723,699)
Net income				23,346,174	23,346,174
Balance at Jun. 30, 2024	$ 128,097,281	6,031,699	(24,751,016)	25,653,720	135,031,684
Balance, shares at Jun. 30, 2024	50,077,780
Repurchase of ordinary shares	$ (173,965)				(173,965)
Repurchase of ordinary shares, shares	(17,100)
Exercise of performance rights	$ 51,062	(51,062)
Exercise of performance rights, shares	6,250
Share-based compensation expense		889,164			889,164
Dividend payment				(1,693,879)	(1,693,879)
Foreign currency translation adjustment			(841,143)		(841,143)
Net income				23,122,864	23,122,864
Issuance of ordinary shares as share-based compensation	$ 405,909				405,909
Issuance of ordinary shares as share-based compensation, shares	56,700
Balance at Jun. 30, 2025	$ 128,380,287	6,869,801	(25,592,159)	47,082,705	156,740,634
Balance, shares at Jun. 30, 2025	50,123,630
Exercise of performance rights	$ 1,857,147	(1,857,147)
Exercise of performance rights, shares	285,785
Share-based compensation expense		1,591,704			1,591,704
Dividend payment				(1,669,075)	(1,669,075)
Foreign currency translation adjustment			8,786,350		8,786,350
Net income				23,177,834	23,177,834
Issuance of ordinary shares as share-based compensation	$ 209,960	(209,960)
Issuance of ordinary shares as share-based compensation, shares	18,483
Transaction costs		(7,450)			(7,450)
Balance at Jun. 30, 2026	$ 130,447,394	$ 6,386,948	$ (16,805,809)	$ 68,591,464	$ 188,619,997
Balance, shares at Jun. 30, 2026	50,427,898